Supplementary cash flow information (Details) - USD ($)					1 Months Ended		12 Months Ended
		Dec. 05, 2016	Jun. 13, 2016	May 20, 2016	May 31, 2016	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Mar. 31, 2014	Sep. 30, 2012	Oct. 31, 2010	May 10, 2005
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of subsidiaries - existing bank loan repaid	[1]						$ 0	$ 150,000,000		$ 0
Increase of investment in Seadrill Mobile Units (Nigeria) Ltd (7)							(6,000,000)	0		0
Repayment of bank loan through disposal of subsidiaries	[1]						0	(150,000,000)		0
Repayment relating to share forward contracts and other derivatives	[2]						0	(136,000,000)		0
Repayment relating to SapuraKencana financing agreements							(1,054,000,000)	(2,999,000,000)	[3]	(4,344,000,000)
Conversion of convertible bond into shares, decrease in long term debt	[4]						(105,000,000)	0		584,000,000
Conversion of convertible bond into shares, net increase in equity	[4]						58,000,000	0		615,000,000
Purchase of SFL Polaris, net increase in related party payables and net decrease in equity	[5]						0	0		13,000,000
Increase in non-controlling interest in Seadrill Nigeria Operations Ltd	[6]						6,000,000
Proceeds from long-term loans	[7]						150,000,000	0		0
Long-term loans netted down with related party balances	[7]						(150,000,000)	0		0
Dividend to non-controlling interests in VIEs	[8]							$ 0		0
Conversion of convertible bond							$ 58,000,000			$ 615,000,000
Number of shares issued (in shares)							15,684,340
Common shares, par value (in dollars per share)			$ 2.00	$ 2.00			$ 2	$ 2.00						$ 2
Common stock shares issued (in shares)			508,444,280	500,944,280			508,763,020	493,078,680		493,078,678				6,000
Common shares, shares outstanding (in shares)			508,444,280	500,944,280			504,444,280	492,759,940		492,759,938
Variable Interest Entity, Primary Beneficiary
Schedule of Supplemental Cash Flow Elements [Line Items]
Dividend to non-controlling interests in VIEs	[8]						$ (113,000,000)
Convertible bonds due 2017
Schedule of Supplemental Cash Flow Elements [Line Items]
Conversion of convertible bond into shares, decrease in long term debt						$ 649,000,000
Principal amount						$ 650,000,000							$ 650,000,000
Fixed interest rate (as percent)						3.375%							3.375%
Conversion price (in dollars per share)						$ 27.69							$ 38.92
Incentive payment per $100,000 of principal						$ 12,102.95
Number of shares issued due to conversion of convertible debt instruments (in shares)						23,800,000		0		23,827,745
Conversion of convertible bond						$ 893,000,000
Consideration transferred on conversion						$ 278,000,000	(278,000,000)
$1,000 million fixed interest bond
Schedule of Supplemental Cash Flow Elements [Line Items]
Principal amount												$ 1,000,000,000
Fixed interest rate (as percent)											6.125%	5.625%
Number of shares issued (in shares)			7,500,000	8,184,340	8,184,340
Debt repurchased			$ 50,000,000	$ 55,000,000				$ 52,000,000
SapuraKencana
Schedule of Supplemental Cash Flow Elements [Line Items]
Repayment relating to SapuraKencana financing agreements	[9]						(160,000,000)	(93,000,000)		$ 0
West Auriga
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of West Auriga - consideration received as a loan note	[10]						0	0		100,000,000
West Vela earn out realized
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of West Vela -deferred consideration receivable	[10]						$ 0	$ 0		$ 74,000,000
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Supplemental Cash Flow Elements [Line Items]
Ownership interest (as percent)		51.00%
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Schedule of Supplemental Cash Flow Elements [Line Items]
Increase of investment in Seadrill Mobile Units (Nigeria) Ltd (7)		$ (6,600,000)
Ownership interest (as percent)		49.00%
Interest acquired (as percent)		10.00%

[1]	During the year ended December 31, 2015, existing debt of the Company was directly settled as consideration for the disposal of certain drilling rigs to the SeaMex joint venture - see Note 5 "(Loss)/gain on disposals" to the Consolidated Financial Statements included herein, for more details.
[2]	During the year ended December 31, 2015, the Company settled Sevan share repurchase agreements using cash balances already classified as restricted.
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	In July 2014, the Company launched a voluntary incentive payment offer to convert any and all of the $650 million principal amount of 3.375% convertible bonds. Holders converted at the contractual conversion price of $27.69 per share and received an incentive payment of $12,102.95 per $100,000 principal amount of bond held. As a result of the transaction, the number of common shares outstanding in the Company increased by 23,800,000 shares, with an increase to equity of $893 million. $278 million of the total consideration transferred on conversion was allocated to the reacquisition of the embedded conversion option and recognized as a reduction of stockholders’ equity.In May 2016, Company entered into a privately negotiated exchange agreement with certain holders of its outstanding 5 5/8%(subsequently increased to 6.125%) Senior Notes due in 2017 (the "2017 Notes"), pursuant to which the Company agreed to issue a total of 8,184,340 new shares of its common stock, par value $2.00 per share, in exchange for $55 million principal amount of the 2017 Notes. Settlement occurred on May 20, 2016, upon which the Company had a total of 500,944,280 shares of its common stock issued and outstanding. In June 2016, Company entered into another privately negotiated exchange agreement with certain holders of its outstanding 5 5/8% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which the Company agreed to issue a total of 7,500,000 new shares of its common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes. The Company had a total of 508,444,280 shares of its common stock issued and outstanding, post settlement on June 13, 2016.
[5]	Purchase of SFL Polaris from Ship Finance in the year ended December 31, 2014 - refer to Note 35 "Variable interest entities" for further information.
[6]	On December 5, 2016, the Company’s wholly owned subsidiary Seadrill UK Ltd. acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a notional value of $6.6 million. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a notional value of $6.6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6.6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6.6 million.
[7]	During the year ended December 31, 2016, certain consolidated VIEs of the company withdrew bank loans and made loans to the related party Ship Finance International. These balances are presented net in the consolidated statement of cash flows. Refer to Note 23 "Long-term debt" for further information.
[8]	During the year ended December 31, 2016, the Ship Finance VIEs that the Company consolidates declared dividends payable totaling $113 million to Ship Finance. Refer to Note 35 "Variable interest entities" for further information.
[9]	During the years ended December 31, 2016 and December 31, 2015, the Company settled SapuraKencana financing agreements using cash balances already classified as restricted.
[10]	Disposals of the West Auriga, West Vela in the year ended December 31, 2014- refer to Note 11 "Disposals of businesses and deconsolidation of subsidiaries" to the Consolidated Financial Statements included herein, for more details.